Climate change - Additional Information (Detail) $ in Millions		12 Months Ended				132 Months Ended
		Jun. 30, 2026 USD ($)		Jun. 30, 2025 USD ($)		Jun. 30, 2030 MtCO2e / $	Jun. 30, 2050 MtCO2e / $	Jun. 30, 2024 USD ($)
Disclosure Of Climate Change [Line Items]
Property, plant and equipment		$ 80,046	[1]	$ 76,457	[1]			$ 71,629
Lease liabilities	[2],[3]	3,496		2,953
Other financial assets		1,530		1,683
Expenditure to support value chain		36
Asset Impairment Loss		2,408		261
Carbon credits available for trading		0		0
Carbon credits held for surrender		22		19
Prepayment Of Carbon Credit		49		$ 32
Expenditure On Operational Decarbonisation		65
Operating segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure Of Climate Change [Line Items]
Provisions for equitable transition		0
Operating segments [member] | Coal [member] | BHP Mitsubishi Alliance [Member]
Disclosure Of Climate Change [Line Items]
Increase decrease in rehabilitation provision due to change in the life of mines		$ 44
Scenario Forecast [member]
Disclosure Of Climate Change [Line Items]
Decrease In Percentage Of Reduction Of Operational GHG Emissions						30.00%
Bottom of range [member]
Disclosure Of Climate Change [Line Items]
Internal Carbon Price Assuimptions | MtCO2e / $						0	0
Bottom of range [member] | Operating segments [member]
Disclosure Of Climate Change [Line Items]
Discount rate used in current estimate of value in use		7.00%		7.00%
Top of range [member]
Disclosure Of Climate Change [Line Items]
Internal Carbon Price Assuimptions | MtCO2e / $						146	250
Top of range [member] | Operating segments [member]
Disclosure Of Climate Change [Line Items]
Discount rate used in current estimate of value in use		10.00%		9.50%

[1]	Includes the carrying value of the Group’s right-of-use assets relating to land and buildings and plant and equipment of US$3,030 million (2025: US$2,653 million). Refer to note 22 'Leases' for the movement of the right-of-use assets.
[2]	Lease liabilities are measured in accordance with IFRS 16/AASB 16 ‘Leases’.
[3]	Lease liabilities due for payment in more than five years includes US$734 million (2025: US$820 million) due for payment in more than ten years.